UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10339

          BlackRock Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.8%
		Alabama—2.7%
AAA	$ 1,865	Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 1,812,463
A2	15,000	Huntsville Hlth. Care Auth. RB, Ser. B, 5.75%, 6/01/32	06/12 @ 101	15,947,550

				17,760,013

		Arizona—1.2%
A3	7,000 [3]	Scottsdale Ind. Dev. Auth. RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/11	N/A	7,712,110

		California—16.9%
A+	7,000	California St. GO, 5.00%, 6/01/34	12/14 @ 100	7,142,870
		Cnty. Tobacco Sec. Agcy. RB,
BBB-	3,385	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	290,636
BB	17,855	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	694,917
NR	22,825	Stanislaus Cnty., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	595,048
		Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	54,635	Toll Road, Zero Coupon, 1/15/32	01/10 @ 27.37	12,179,780
BBB	20,535	Toll Road, Zero Coupon, 1/15/34	01/10 @ 24.228	4,048,680
BBB	75,000	Toll Road, Zero Coupon, 1/15/38	01/10 @ 19.014	11,585,250
		Golden St. Tobacco Sec. Corp. RB,
AAA	10,180	5.00%, 6/01/45, AMBAC	06/15 @ 100	10,383,193
A	5,000	Ser. A, 5.00%, 6/01/45	06/15 @ 100	5,023,400
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,143,100
NR	3,500	Lincoln ST, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,704,645
AAA	13,320	Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, Facs. Laxfuel Corp., L.A. Intl., 5.50%,
		1/01/32, AMBAC	01/12 @ 100	13,816,836
NR	5,000	Murrieta Cmnty. Facs. Dist. ST, No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14 @ 100	5,191,500
A+	5,000	Statewide Cmnty. Dev. Auth. RB Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,226,150
		Univ. of California RB,
AA-	10,565	Ltd. Proj., Ser. B, 4.75%, 5/15/38	05/13 @ 101	10,571,128
AAA	5,000	Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,022,300
AAA	4,015	West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	4,034,031

				110,653,464

		Colorado—1.3%
AAA	2,545	Colorado Springs Utils. RB Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,592,134
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care RB, Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,636,780
Baa2	2,530	Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	2,583,484

				8,812,398

		District of Columbia—6.3%
		District of Columbia RB,
A	2,390	Friendship Pub. Charter Sch. Income Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,412,729
AAA	15,600	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,812,992
AAA	51,185	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	8,689,677
BBB	25,535	Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	27,525,964

				41,441,362

		Florida—13.9%
NR	3,945	Bellalago Edu. Fac. Benefit Dist. SA, Ser. B, 5.80%, 5/01/34	05/14 @ 100	3,998,652
Baa3	4,600	Escambia Cnty. PCRB, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,703,546
NR	1,975	Heritage Isle at Viera Cmnty. Dev. Dist. SA, Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,015,962
A+	9,670 [3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	10,738,632
		JEA RB,
AAA	11,035	Elec. Sys., Ser. 3A, 4.75%, 10/01/34, FSA	04/10 @ 100	11,037,979
AAA	3,070	Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	3,060,053
AAA	2,900	Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,889,995
BB+	9,000	Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	08/06 @ 101	9,136,350
BB+	11,685	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,052,846
NR	6,000	New Port Tampa Bay Cmnty. Dev. Dist. SA, Ser. A, 5.875%, 5/01/38	05/16 @ 100	6,039,720
AAA	10,830	Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	10,872,670
NR	3,925	Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,082,824
NR	9,545	Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,656,486

				91,285,715

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Georgia—0.6%
BBB	$ 4,000	Richmond Cnty. Dev. Auth. RB, Env. Impvt., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	$ 4,194,640

		Idaho—2.7%
AAA	16,970	Univ. of Idaho RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,626,400

		Illinois—12.9%
NR	4,630 [4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,643,288
		Edl. Facs. Auth. RB,
AA+	760	Bal Union Chicago Proj., Ser. A, 5.25%, 7/01/41	07/11 @ 101	792,467
BBB	10,000	Student Hsg., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30	05/12 @ 101	10,791,600
BBB	7,000	Student Hsg., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,110,180
		Fin. Auth. RB,
A+	7,145 [3]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,591,634
BB+	1,685	Evangelical Retirement Homes Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,697,570
AA+	3,700	Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,906,201
Baa2	2,100	Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,106,300
Baa3	1,675	Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,679,707
		Hlth. Facs. Auth. RB, Elmhurst Mem. Hosp. Proj.,
A	5,000	5.50%, 1/01/22	01/13 @ 100	5,190,950
A	6,000	5.625%, 1/01/28	01/13 @ 100	6,246,600
AAA	40,000	Met. Pier & Exposition Auth. RB, Dedicated St. Tax, McCormick Place Expansion Proj.,
		Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	9,909,600
AAA	10,090	Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	9,683,070
AAA	7,645	O’Hare Intl. Arpt. RB, Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,900,420
		Vlg. of Bolingbrook GO,
AAA	7,120	Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	1,932,083
AAA	14,085	Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	3,637,874

				84,819,544

		Indiana—7.1%
A-	9,000	Hlth. Fac. Fin. Auth. RB, Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,216,720
AAA	7,750	Mun. Pwr. Agcy., Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	7,454,493
		Petersburg PCRB, Indianapolis Pwr. & Lt. Conv.,
BBB+	10,000	5.90%, 12/01/24	08/11 @ 102	10,584,000
BBB+	16,000	5.95%, 12/01/29	08/11 @ 102	16,932,960
NR	2,470	Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,412,424

				46,600,597

		Kentucky—1.4%
AAA	9,060	Hsg. Corp. RB, Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,275,900

		Louisiana—1.8%
A	10,510	Local Gov’t. Env. Facs. & Cmnty. Dev. Auth. RB, Cap. Projs. & Equip. Acquisition,
		6.55%, 9/01/25, ACA	No Opt. Call	11,527,263

		Maryland—0.7%
BBB+	4,205	Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	4,365,168

		Massachusetts—1.1%
AA	6,770	Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,946,765

		Michigan—1.6%
AAA	1,680	Detroit Wtr. Sply. Sys. RB, Ser. C, 5.00%, 7/01/33, FSA	07/16 @ 100	1,734,281
		St. Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj.,
A1	4,230	Ser. A, 5.00%, 11/15/38	11/16 @ 100	4,266,928
A1	4,230	Ser. A, 5.25%, 11/15/46	11/16 @ 100	4,344,717

				10,345,926

		Mississippi—2.9%
A	18,680	Gulfport Hosp. Fac. RB, Mem. Hosp. at Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,103,102

		Missouri—0.1%
AAA	695	Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	694,972

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Multi-State—7.0%
			Charter Mac Equity Issuer Trust,
A3	$ 1,000	[4]	Ser. A, 6.625%, 6/30/49	No Opt. Call	$ 1,057,830
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	11,539,660
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	No Opt. Call	17,924,800
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	6,910,475
A3	8,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,516,640

					45,949,405

			Nebraska—1.1%
AA	6,990		Omaha Pub. Pwr. Dist. RB, Elec. Sys., Ser. A, 4.75%, 2/01/44	02/14 @ 100	6,869,772

			Nevada—1.6%
AAA	5,000		Clark Cnty. Arpt. RB, Jet Aviation Fuel Tax, Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	5,122,600
A+	5,260		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	5,308,234

					10,430,834

			New Hampshire—1.2%
Aaa	4,000		Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA	06/13 @ 102	4,019,960
A+	3,500		Hlth. & Edl. Facs. Auth. RB, Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,675,910

					7,695,870

			New Jersey—7.4%
			Econ. Dev. Auth. RB,
BBB	18,500		Cigarette Tax, 5.75%, 6/15/29	06/14 @ 100	19,553,760
B	15,410		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	15,938,717
Baa3	8,000		Econ. Dev. Auth. SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,462,960
NR	3,680		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,742,781

					48,698,218

			New York—15.1%
NR	1,820		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,773,390
AA-	43,015		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	47,110,028
AAA	7,115		Met. Transp. Auth. RB Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,312,441
			New York City Indl. Dev. Agcy. RB,
B	27,400		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	31,518,494
B	5,000		American Airlines, JFK Intl. Arpt. Proj., 8.00%, 8/01/28	08/16 @ 101	5,866,300
AAA	5,375		St. Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B,
			5.00%, 6/15/31	06/12 @ 100	5,537,056

					99,117,709

			North Carolina—1.9%
NR	12,130		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35	08/15 @ 100	12,711,876

			Ohio—7.9%
			Air Qual. Dev. Auth. PCRB,
BBB	14,500		Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	14,999,525
AAA	23,820		Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	23,819,047
NR	3,760		Pinnacle Cmnty. Infrastructure Fin. Auth. RB, Ohio Facs., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,914,837
AAA	9,000		St. Wtr. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	9,032,040

					51,765,449

			Oklahoma—1.2%
B	7,175		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,920,195

			Pennsylvania—4.9%
			Econ. Dev. Fin. Auth. RB,
A3	6,500		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,995,430
BB-	19,750		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	21,184,640
BBB+	4,000		Higher Edl. Facs. Auth. RB, La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,171,080

					32,351,150

			South Carolina—4.9%
			Jobs Econ. Dev. Auth., Hosp. Facs. RB,
BBB+	8,010	[3]	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	N/A	9,413,672
BBB+	990		Palmetto Hlth. Alliance Proj., 6.875%, 8/01/27	08/13 @ 100	1,124,670
BBB+	5,075		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,454,864
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. RB,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,249,050
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,707,300

					31,949,556

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Tennessee—1.5%
AAA	$ 20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	$ 10,129,905

			Texas—14.3%
			Affordable Hsg. Corp., Multi-Fam. Hsg. RB,
NR	4,435	[5]	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12 @ 102	665,250
B	6,375	[5]	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	5,661,128
AAA	3,805		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,875,963
			Harris Cnty. Houston Sports Auth. RB,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,206,909
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	4,755,930
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	1,072,800
			Lower Colorado River Auth. RB,
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,331
AAA	2,395		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	2,454,324
AAA	13,305		Lower Colorado River Auth. RB, Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	05/11 @ 100	13,304,069
AAA	1,700		Montgomery Cnty. Mun. Util. Dist. No. 46, Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,692,775
AAA	9,085		North Texas Tollway Auth. RB, 5.00%, 1/01/40, FSA	01/15 @ 100	9,272,151
AAA	5,060		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	5,075,281
			St. Tpke. Auth. RB, Central Sys.,
AAA	35,000		Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	8,098,650
AAA	62,325		Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	13,548,209
AAA	65,040		Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	13,305,883
AAA	8,390		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	8,520,716

					93,515,369

			Virginia—0.4%
AAA	8,105		Comnwlth. Transp. Brd. RB, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,101,464
NR	425		Suffolk Indl. Dev. Auth. RB, Lake Prince Ctr. Proj., 5.30%, 9/01/31	09/16 @ 100	420,929

					2,522,393

			Washington—2.0%
A-	2,190	[3]	Energy Northwest RB, Wind Proj., Ser. B, 6.00%, 1/01/07	N/A	2,274,009
AAA	680		King Cnty. Swr. GO, 5.00%, 1/01/35, FGIC	01/15 @ 100	696,381
AAA	3,615		King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	3,710,400
AAA	6,730		St. Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	6,599,707

					13,280,497

			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth. RB, Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,137,523

			Wisconsin—5.9%
			Hlth. & Edl. Facs. Auth. RB,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,243,025
AA-	12,545	[3]	Froedtert & Cmnty. Hlth. Oblig. Grp., 5.375%, 10/01/11	N/A	13,571,808
AA-	1,205		Froedtert & Cmnty. Hlth. Oblig. Grp., 5.375%, 10/01/30	10/11 @ 101	1,249,296
A	15,000	[3]	Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	15,867,750

					38,931,879

			Total Long-Term Investments (cost $960,712,537)		1,009,142,939

			SHORT-TERM INVESTMENTS—2.1%
			Puerto Rico—0.0%
A-1+	100	[6]	Gov’t. Dev. Bank RB, 3.53%, 8/02/06, MBIA, FRWD	N/A	100,000

			Texas—0.0%
A-1+	50	[6]	Wtr. Dev. Board RB, 3.67%, 8/01/06, FRDD	N/A	50,000

	Shares
	(000)

			Money Market Fund—2.1%
NR	13,900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	13,900,000

			Total Short-Term Investments (cost $14,050,000)		14,050,000

BlackRock Municipal Income Trust (BFK) (continued)

Description	Value

Total Investments—155.9% (cost $974,762,5377)	$1,023,192,939
Other assets in excess of liabilities—1.3%	8,249,274
Preferred shares at redemption value, including dividends payable—(57.2)%	(375,290,321)

Net Assets—100%	$ 656,151,892

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 7.7% of its net assets, with a current market value of $50,592,693, in securities restricted as to resale.
[5]	Illiquid security. As of July 31, 2006, the Trust held 1.0% of its net assets, with a current market value of $6,326,378 in these securities.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[7]	Cost for Federal income tax purposes is $974,611,988. The net unrealized appreciation on a tax basis is $48,580,951, consisting of $54,861,473 gross unrealized appreciation and $6,280,522 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006